CERTIFICATION
                                 -------------

     Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582)
("Registrant") hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to the Institutional Class of Neuberger Berman Real Estate Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 113 ("Amendment No. 113") to the Registrant's Registration Statement and (b) that Amendment No. 113 was filed electronically.







Dated:  January 4, 2006                    By: /s/ Claudia A. Brandon
                                               ------------------------
                                               Claudia A. Brandon
                                               Secretary